Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 4,308	$ 6,815	$ 8,489
Property, plant and equipment including right-of-use assets at end of period	4,299	4,308	6,815
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,185	2,146	2,602
Property, plant and equipment including right-of-use assets at end of period	1,462	1,185	2,146
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	47,326	47,851	45,263
Additions	1,741	1,304	2,874
Acquisition of ACP Advanced Circuit Pursuit AG	951
Disposals	(887)	(1,784)	(419)
Exchange difference	425	(45)	133
Property, plant and equipment including right-of-use assets at end of period	49,556	47,326	47,851
Cost: | Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	7,189	7,432	7,079
Additions	1,255	462	767
Acquisition of ACP Advanced Circuit Pursuit AG	0
Disposals	(302)	(705)	(414)
Exchange difference	0	0	0
Property, plant and equipment including right-of-use assets at end of period	8,142	7,189	7,432
Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(43,018)	(41,036)	(36,774)
Depreciation charge for the year	2,757	3,103	3,883
Impairment		251	711
Disposals	877	1,336	416
Exchange difference	(358)	36	(84)
Property, plant and equipment including right-of-use assets at end of period	(45,257)	(43,018)	(41,036)
Depreciation and impairment: | Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(6,004)	(5,286)	(4,477)
Depreciation charge for the year	980	1,201	1,223
Impairment		0	0
Disposals	304	483	414
Exchange difference	0	0	0
Property, plant and equipment including right-of-use assets at end of period	(6,680)	(6,004)	(5,286)
Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	46	121	84
Property, plant and equipment including right-of-use assets at end of period	11	46	121
Leasehold improvements | Cost: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,421	1,502	1,417
Additions	20	0	75
Acquisition of ACP Advanced Circuit Pursuit AG	0
Disposals	(38)	(77)	0
Exchange difference	30	(4)	10
Property, plant and equipment including right-of-use assets at end of period	1,433	1,421	1,502
Leasehold improvements | Depreciation and impairment: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,375)	(1,381)	(1,333)
Depreciation charge for the year	14	21	41
Impairment		0	0
Disposals	37	23	0
Exchange difference	(208)	4	(7)
Property, plant and equipment including right-of-use assets at end of period	(1,422)	(1,375)	(1,381)
Plant and equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,864	4,127	5,409
Property, plant and equipment including right-of-use assets at end of period	2,611	2,864	4,127
Plant and equipment | Cost: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	34,320	34,297	32,380
Additions	304	772	1,812
Acquisition of ACP Advanced Circuit Pursuit AG	951
Disposals	(88)	(727)	(2)
Exchange difference	235	(22)	107
Property, plant and equipment including right-of-use assets at end of period	35,722	34,320	34,297
Plant and equipment | Depreciation and impairment: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(31,456)	(30,170)	(26,971)
Depreciation charge for the year	1,571	1,656	2,421
Impairment		251	711
Disposals	88	606	2
Exchange difference	(262)	15	(69)
Property, plant and equipment including right-of-use assets at end of period	(33,111)	(31,456)	(30,170)
IT and office equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	213	421	394
Property, plant and equipment including right-of-use assets at end of period	215	213	421
IT and office equipment | Cost: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	4,396	4,620	4,387
Additions	162	70	220
Acquisition of ACP Advanced Circuit Pursuit AG	0
Disposals	(459)	(275)	(3)
Exchange difference	160	(19)	16
Property, plant and equipment including right-of-use assets at end of period	4,259	4,396	4,620
IT and office equipment | Depreciation and impairment: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(4,183)	(4,199)	(3,993)
Depreciation charge for the year	192	225	198
Impairment		0	0
Disposals	448	224	0
Exchange difference	112	17	(8)
Property, plant and equipment including right-of-use assets at end of period	$ (4,044)	$ (4,183)	$ (4,199)